iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.2%
Axon Enterprise, Inc.
(a)
..................... 1,808 $ 765,688
Boeing Co. (The)
(a)
........................ 2,628 392,387
General Dynamics Corp. .................... 1,660 484,073
General Electric Co ....................... 2,967 509,671
HEICO Corp.
(b)
.......................... 1,003 245,685
HEICO Corp., Class A ...................... 1,720 330,257
Howmet Aerospace, Inc. .................... 6,004 598,719
Huntington Ingalls Industries, Inc. .............. 2,121 392,300
L3Harris Technologies, Inc. .................. 2,249 556,560
Lockheed Martin Corp. ..................... 1,038 566,800
Northrop Grumman Corp. ................... 1,053 535,998
RTX Corp. ............................. 4,557 551,351
Textron, Inc. ............................ 5,926 476,569
TransDigm Group, Inc. ..................... 369 480,549
6,886,607
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 6,507 670,481
Expeditors International of Washington, Inc. ....... 4,470 531,930
FedEx Corp. ............................ 1,976 541,127
United Parcel Service, Inc., Class B ............ 3,327 446,018
2,189,556
a
Automobile Components  — 0.1%
Aptiv PLC
(a)(b)
............................ 6,302 358,143
a
Automobiles  — 0.7%
Ford Motor Co. .......................... 41,361 425,605
General Motors Co. ....................... 11,183 567,649
Rivian Automotive, Inc., Class A
(a)(b)
............. 53,412 539,461
Tesla, Inc.
(a)
............................. 2,450 612,132
2,144,847
a
Banks  — 2.5%
Bank of America Corp. ..................... 11,901 497,700
Citigroup, Inc. ........................... 7,503 481,468
Citizens Financial Group, Inc. ................ 14,361 604,885
Fifth Third Bancorp ....................... 13,593 593,742
First Citizens BancShares, Inc., Class A .......... 289 559,894
Huntington Bancshares, Inc. ................. 36,904 575,333
JPMorgan Chase & Co. .................... 2,291 508,419
KeyCorp ............................... 34,621 597,212
M&T Bank Corp. ......................... 3,374 656,850
PNC Financial Services Group, Inc. (The) ........ 3,137 590,603
Regions Financial Corp. .................... 26,377 629,619
Truist Financial Corp. ...................... 12,663 545,142
U.S. Bancorp ........................... 12,100 584,551
Wells Fargo & Co. ........................ 7,729 501,767
7,927,185
a
Beverages  — 1.1%
Brown-Forman Corp., Class B, NVS ............ 10,993 484,022
Celsius Holdings, Inc.
(a)(b)
.................... 5,449 163,906
Coca-Cola Co. (The) ...................... 7,486 488,911
Constellation Brands, Inc., Class A ............. 2,012 467,468
Keurig Dr Pepper, Inc. ..................... 14,813 488,088
Molson Coors Beverage Co., Class B ........... 9,692 527,923
Monster Beverage Corp.
(a)
................... 9,447 497,668
PepsiCo, Inc. ........................... 2,602 432,140
3,550,126
a
Biotechnology  — 2.3%
AbbVie, Inc. ............................ 2,874 585,922
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,491 930,666
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 1,524 $ 487,924
Biogen, Inc.
(a)
........................... 2,240 389,760
BioMarin Pharmaceutical, Inc.
(a)
............... 6,885 453,653
Exact Sciences Corp.
(a)(b)
.................... 10,066 693,849
Gilead Sciences, Inc. ...................... 7,322 650,340
Incyte Corp.
(a)
........................... 9,253 685,832
Moderna, Inc.
(a)
.......................... 3,492 189,825
Neurocrine Biosciences, Inc.
(a)
................ 3,763 452,576
Regeneron Pharmaceuticals, Inc.
(a)
............. 490 410,718
United Therapeutics Corp.
(a)
.................. 1,935 723,632
Vertex Pharmaceuticals, Inc.
(a)
................ 1,101 524,054
7,178,751
a
Broadline Retail  — 0.5%
Amazon.com, Inc.
(a)
....................... 2,410 449,224
eBay, Inc. .............................. 9,907 569,751
MercadoLibre, Inc.
(a)
....................... 276 562,262
1,581,237
a
Building Products  — 1.9%
A O Smith Corp. ......................... 6,215 466,747
Allegion PLC ............................ 4,343 606,413
Builders FirstSource, Inc.
(a)
.................. 3,108 532,711
Carlisle Companies, Inc. .................... 1,225 517,232
Carrier Global Corp. ....................... 7,526 547,291
Fortune Brands Innovations, Inc. .............. 7,507 625,558
Johnson Controls International PLC ............ 6,917 522,579
Lennox International, Inc. ................... 1,062 639,929
Masco Corp. ............................ 7,543 602,761
Owens Corning .......................... 2,952 521,884
Trane Technologies PLC .................... 1,475 545,986
6,129,091
a
Capital Markets  — 5.2%
Ameriprise Financial, Inc. ................... 1,166 595,010
Ares Management Corp., Class A .............. 3,568 598,282
Bank of New York Mellon Corp. (The) ........... 8,557 644,856
BlackRock, Inc.
(c)
......................... 603 591,561
Blackstone, Inc., NVS ...................... 3,848 645,502
Carlyle Group, Inc. (The) .................... 11,864 593,556
Cboe Global Markets, Inc. ................... 2,841 606,752
Charles Schwab Corp. (The) ................. 6,116 433,196
CME Group, Inc., Class A ................... 2,351 529,821
Coinbase Global, Inc., Class A
(a)
............... 2,220 397,935
FactSet Research Systems, Inc. ............... 1,162 527,618
Franklin Resources, Inc. .................... 22,332 463,836
Goldman Sachs Group, Inc. (The) ............. 1,024 530,217
Intercontinental Exchange, Inc. ............... 3,600 561,132
KKR & Co., Inc. .......................... 4,596 635,351
LPL Financial Holdings, Inc. .................. 1,938 546,865
MarketAxess Holdings, Inc. .................. 2,490 720,656
Moody's Corp. ........................... 1,195 542,578
Morgan Stanley .......................... 4,715 548,119
MSCI, Inc., Class A ....................... 1,001 571,771
Nasdaq, Inc. ............................ 8,146 602,152
Northern Trust Corp. ....................... 6,216 624,832
Raymond James Financial, Inc. ............... 4,141 613,779
Robinhood Markets, Inc., Class A
(a)
............. 25,032 588,002
S&P Global, Inc. ......................... 1,092 524,553
SEI Investments Co. ....................... 7,903 590,828
State Street Corp. ........................ 6,736 625,101
T Rowe Price Group, Inc. ................... 4,393 482,615
Tradeweb Markets, Inc., Class A ............... 4,651 590,677
16,527,153
a

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals  — 2.7%
Air Products and Chemicals, Inc. .............. 1,883 $ 584,728
Albemarle Corp. ......................... 4,174 395,403
Celanese Corp. .......................... 3,373 424,897
CF Industries Holdings, Inc. .................. 6,737 553,983
Corteva, Inc. ............................ 8,966 546,209
Dow, Inc. .............................. 8,605 424,915
DuPont de Nemours, Inc. ................... 6,433 533,875
Eastman Chemical Co. ..................... 5,333 560,445
Ecolab, Inc. ............................ 2,116 519,965
International Flavors & Fragrances, Inc. .......... 5,272 524,195
Linde PLC ............................. 1,087 495,835
LyondellBasell Industries NV, Class A ........... 5,125 445,106
Mosaic Co. (The) ......................... 17,405 465,758
PPG Industries, Inc. ....................... 3,835 477,496
RPM International, Inc. ..................... 4,699 597,290
Sherwin-Williams Co. (The) .................. 1,590 570,444
Westlake Corp. .......................... 3,243 427,881
8,548,425
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 2,828 582,031
Copart, Inc.
(a)
........................... 9,204 473,730
Republic Services, Inc. ..................... 2,674 529,452
Rollins, Inc. ............................. 11,181 527,072
Veralto Corp. ............................ 5,194 530,775
Waste Connections, Inc. .................... 3,067 542,092
Waste Management, Inc. .................... 2,370 511,564
3,696,716
a
Communications Equipment  — 1.0%
Arista Networks, Inc.
(a)
..................... 1,544 596,663
Cisco Systems, Inc. ....................... 10,167 556,847
F5, Inc.
(a)
.............................. 3,092 723,157
Juniper Networks, Inc. ..................... 15,461 601,433
Motorola Solutions, Inc. .................... 1,346 604,825
3,082,925
a
Construction & Engineering  — 0.6%
AECOM ............................... 5,906 630,761
EMCOR Group, Inc. ....................... 1,354 603,978
Quanta Services, Inc.
(b)
..................... 1,860 561,032
1,795,771
a
Construction Materials  — 0.5%
CRH PLC .............................. 5,990 571,626
Martin Marietta Materials, Inc. ................ 875 518,297
Vulcan Materials Co. ...................... 1,944 532,520
1,622,443
a
Consumer Finance  — 0.9%
Ally Financial, Inc. ........................ 13,570 475,628
American Express Co. ..................... 1,964 530,437
Capital One Financial Corp. .................. 3,563 580,021
Discover Financial Services .................. 4,098 608,266
Synchrony Financial ....................... 11,718 646,131
2,840,483
a
Consumer Staples Distribution & Retail  — 1.2%
Albertsons Companies, Inc., Class A ............ 26,065 471,777
Costco Wholesale Corp. .................... 582 508,773
Dollar General Corp. ...................... 3,602 288,304
Dollar Tree, Inc.
(a)
......................... 4,516 291,914
Kroger Co. (The) ......................... 9,433 526,078
Sysco Corp. ............................ 6,764 506,962
Target Corp. ............................ 3,174 476,227
Walgreens Boots Alliance, Inc. ................ 31,683 299,721
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 7,028 $ 575,945
3,945,701
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 52,604 585,482
Avery Dennison Corp. ...................... 2,290 474,099
Ball Corp. .............................. 7,403 438,628
Crown Holdings, Inc. ...................... 6,272 586,746
International Paper Co. ..................... 12,622 701,026
Packaging Corp. of America ................. 2,900 663,926
Smurfit WestRock PLC ..................... 10,149 522,673
3,972,580
a
Distributors  — 0.4%
Genuine Parts Co. ........................ 3,464 397,321
LKQ Corp. ............................. 12,083 444,533
Pool Corp. ............................. 1,425 515,337
1,357,191
a
Diversified REITs  — 0.2%
WP Carey, Inc. .......................... 8,869 494,181
a
Diversified Telecommunication Services  — 0.4%
AT&T, Inc. .............................. 28,013 631,413
Verizon Communications, Inc. ................ 12,109 510,152
1,141,565
a
Electric Utilities  — 2.9%
Alliant Energy Corp. ....................... 10,176 610,560
American Electric Power Co., Inc. .............. 5,439 537,101
Constellation Energy Corp. .................. 2,223 584,560
Duke Energy Corp. ....................... 4,717 543,729
Edison International ....................... 6,682 550,597
Entergy Corp. ........................... 4,540 702,701
Evergy, Inc. ............................. 9,554 577,444
Eversource Energy ....................... 8,515 560,713
Exelon Corp. ............................ 13,204 518,917
FirstEnergy Corp. ........................ 12,850 537,515
NextEra Energy, Inc. ...................... 6,251 495,392
NRG Energy, Inc. ......................... 6,313 570,695
PG&E Corp. ............................ 26,844 542,786
PPL Corp. ............................. 17,367 565,469
Southern Co. (The) ....................... 6,170 561,655
Xcel Energy, Inc. ......................... 9,017 602,426
9,062,260
a
Electrical Equipment  — 1.3%
AMETEK, Inc. ........................... 2,997 549,470
Eaton Corp. PLC ......................... 1,438 476,812
Emerson Electric Co. ...................... 4,410 477,471
GE Vernova, Inc.
(a)
........................ 3,076 927,906
Hubbell, Inc. ............................ 1,290 550,869
Rockwell Automation, Inc. ................... 1,898 506,215
Vertiv Holdings Co., Class A ................. 5,120 559,565
4,048,308
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A ................... 7,341 491,994
CDW Corp. ............................. 2,228 419,376
Corning, Inc. ............................ 14,080 670,067
Jabil, Inc. .............................. 4,485 552,059
Keysight Technologies, Inc.
(a)
................. 3,512 523,323
TE Connectivity PLC ...................... 3,315 488,697
Teledyne Technologies, Inc.
(a)
................. 1,283 584,176
Trimble, Inc.
(a)
........................... 9,260 560,230

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
............ 1,638 $ 625,667
4,915,589
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co., Class A .................. 15,456 588,565
Halliburton Co. .......................... 13,588 376,931
Schlumberger N.V. ........................ 10,260 411,118
1,376,614
a
Entertainment  — 1.7%
Electronic Arts, Inc. ....................... 3,955 596,612
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 7,278 581,075
Live Nation Entertainment, Inc.
(a)
.............. 5,096 596,945
Netflix, Inc.
(a)
............................ 723 546,610
ROBLOX Corp., Class A
(a)
................... 15,965 825,710
Roku, Inc., Class A
(a)
...................... 9,327 597,674
Take-Two Interactive Software, Inc.
(a)
............ 3,406 550,818
Walt Disney Co. (The) ..................... 4,635 445,887
Warner Bros Discovery, Inc., Series A
(a)
.......... 66,275 538,816
5,280,147
a
Financial Services  — 2.3%
Apollo Global Management, Inc. ............... 4,367 625,616
Berkshire Hathaway, Inc., Class B
(a)
............ 1,091 491,954
Block, Inc., Class A
(a)
...................... 7,117 514,701
Corpay, Inc.
(a)
........................... 1,924 634,381
Equitable Holdings, Inc. .................... 13,169 597,083
Fidelity National Information Services, Inc. ........ 6,508 583,963
Fiserv, Inc.
(a)
............................ 3,209 635,061
Global Payments, Inc. ..................... 4,832 501,127
Jack Henry & Associates, Inc. ................ 3,173 577,264
Mastercard, Inc., Class A .................... 1,006 502,588
PayPal Holdings, Inc.
(a)
..................... 7,731 613,068
Toast, Inc., Class A
(a)
...................... 20,067 602,612
Visa, Inc., Class A ........................ 1,672 484,629
7,364,047
a
Food Products  — 2.2%
Archer-Daniels-Midland Co. .................. 8,358 461,445
Bunge Global SA ......................... 5,126 430,686
Campbell Soup Co. ....................... 11,534 538,061
Conagra Brands, Inc. ...................... 17,198 497,710
General Mills, Inc. ........................ 7,187 488,860
Hershey Co. (The) ........................ 2,443 433,828
Hormel Foods Corp. ....................... 14,303 436,957
J M Smucker Co. (The) ..................... 4,764 540,762
Kellanova .............................. 8,352 673,589
Kraft Heinz Co. (The) ...................... 14,089 471,418
Lamb Weston Holdings, Inc. ................. 6,095 473,520
McCormick & Co., Inc., NVS ................. 7,064 552,687
Mondelez International, Inc., Class A ............ 6,942 475,388
Tyson Foods, Inc., Class A .................. 8,535 500,066
6,974,977
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 4,432 615,073
a
Ground Transportation  — 1.4%
CSX Corp. ............................. 15,051 506,316
JB Hunt Transport Services, Inc. .............. 3,293 594,782
Knight-Swift Transportation Holdings, Inc., Class A .. 11,679 608,242
Norfolk Southern Corp. ..................... 2,236 559,961
Old Dominion Freight Line, Inc. ............... 2,898 583,425
Uber Technologies, Inc.
(a)
................... 7,562 544,842
U-Haul Holding Co., Series N, NVS ............. 8,252 563,282
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 2,051 $ 475,976
4,436,826
a
Health Care Equipment & Supplies  — 3.2%
Abbott Laboratories ....................... 4,647 526,830
Align Technology, Inc.
(a)
..................... 1,973 404,524
Baxter International, Inc. .................... 15,204 542,783
Becton Dickinson & Co. .................... 2,116 494,276
Boston Scientific Corp.
(a)
.................... 6,425 539,828
Cooper Companies, Inc. (The)
(a)
............... 5,409 566,214
Dexcom, Inc.
(a)
.......................... 3,845 270,996
Edwards Lifesciences Corp.
(a)
................ 5,553 372,107
GE HealthCare Technologies, Inc. ............. 6,215 542,880
Hologic, Inc.
(a)
........................... 7,049 570,053
IDEXX Laboratories, Inc.
(a)
................... 973 395,933
Insulet Corp.
(a)
........................... 2,905 672,595
Intuitive Surgical, Inc.
(a)
..................... 1,197 603,096
Medtronic PLC .......................... 5,720 510,510
ResMed, Inc. ........................... 2,347 569,077
Solventum Corp.
(a)
........................ 8,744 634,640
STERIS PLC ............................ 2,239 496,722
Stryker Corp. ........................... 1,459 519,813
Teleflex, Inc. ............................ 2,519 506,470
Zimmer Biomet Holdings, Inc. ................ 4,385 468,844
10,208,191
a
Health Care Providers & Services  — 2.5%
Cardinal Health, Inc. ....................... 5,388 584,706
Cencora, Inc. ........................... 2,330 531,426
Centene Corp.
(a)
......................... 6,467 402,635
Cigna Group (The) ........................ 1,449 456,160
CVS Health Corp. ........................ 8,649 488,323
DaVita, Inc.
(a)
............................ 3,833 535,892
Elevance Health, Inc. ...................... 888 360,315
HCA Healthcare, Inc. ...................... 1,533 549,948
Henry Schein, Inc.
(a)
....................... 7,368 517,455
Humana, Inc. ........................... 1,420 366,119
Labcorp Holdings, Inc. ..................... 2,560 584,371
McKesson Corp. ......................... 894 447,527
Molina Healthcare, Inc.
(a)
.................... 1,518 487,612
Quest Diagnostics, Inc. ..................... 3,681 569,929
UnitedHealth Group, Inc. .................... 879 496,195
Universal Health Services, Inc., Class B ......... 2,954 603,532
7,982,145
a
Health Care REITs  — 0.8%
Alexandria Real Estate Equities, Inc. ............ 4,218 470,518
Healthpeak Properties, Inc. .................. 26,790 601,436
Ventas, Inc. ............................ 10,784 706,244
Welltower, Inc. ........................... 4,950 667,656
2,445,854
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 2,437 508,919
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 28,952 499,132
a
Hotels, Restaurants & Leisure  — 3.5%
Airbnb, Inc., Class A
(a)
...................... 3,404 458,825
Booking Holdings, Inc. ..................... 126 589,208
Carnival Corp.
(a)
.......................... 32,400 712,800
Chipotle Mexican Grill, Inc.
(a)
................. 7,753 432,385
Darden Restaurants, Inc. ................... 3,497 559,590
Domino's Pizza, Inc. ....................... 1,022 422,832
DoorDash, Inc., Class A
(a)
................... 4,475 701,232

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc., Class A
(a)
................... 12,098 $ 427,301
Expedia Group, Inc.
(a)
...................... 4,715 737,002
Flutter Entertainment PLC
(a)
.................. 2,552 594,029
Hilton Worldwide Holdings, Inc. ............... 2,430 570,686
Hyatt Hotels Corp., Class A .................. 3,516 511,402
Las Vegas Sands Corp. .................... 11,050 572,943
Marriott International, Inc., Class A ............. 2,074 539,281
McDonald's Corp. ........................ 1,794 524,045
MGM Resorts International
(a)
................. 13,125 483,919
Royal Caribbean Cruises Ltd. ................ 3,367 694,780
Starbucks Corp. .......................... 6,312 616,682
Wynn Resorts Ltd. ........................ 5,552 533,103
Yum! Brands, Inc. ........................ 3,648 478,472
11,160,517
a
Household Durables  — 0.9%
DR Horton, Inc. .......................... 3,370 569,530
Garmin Ltd. ............................. 2,984 591,876
Lennar Corp., Class A ...................... 3,106 528,952
NVR, Inc.
(a)
............................. 67 613,238
PulteGroup, Inc. ......................... 4,377 566,953
2,870,549
a
Household Products  — 0.8%
Church & Dwight Co., Inc. ................... 4,829 482,465
Clorox Co. (The) ......................... 3,908 619,614
Colgate-Palmolive Co. ..................... 5,168 484,293
Kimberly-Clark Corp. ...................... 3,768 505,590
Procter & Gamble Co. (The) ................. 2,776 458,540
2,550,502
a
Independent Power and Renewable Electricity Producers  — 0.3%
AES Corp. (The) ......................... 25,306 417,296
Vistra Corp. ............................ 5,425 677,908
1,095,204
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 4,836 621,281
Honeywell International, Inc. ................. 2,378 489,107
1,110,388
a
Industrial REITs  — 0.2%
Prologis, Inc. ............................ 4,419 499,082
a
Insurance  — 4.4%
Aflac, Inc. .............................. 5,727 600,132
Allstate Corp. (The) ....................... 3,010 561,425
American Financial Group, Inc. ............... 4,041 521,006
American International Group, Inc. ............. 6,423 487,377
Aon PLC, Class A ........................ 1,725 632,851
Arch Capital Group Ltd.
(a)
................... 5,009 493,687
Arthur J Gallagher & Co. .................... 1,938 544,966
Assurant, Inc. ........................... 3,156 605,005
Brown & Brown, Inc. ....................... 5,740 600,634
Chubb Ltd. ............................. 1,842 520,254
Cincinnati Financial Corp. ................... 4,409 620,919
Erie Indemnity Co., Class A, NVS .............. 1,312 588,878
Everest Group Ltd. ........................ 1,331 473,317
Fidelity National Financial, Inc. ................ 9,895 595,382
Hartford Financial Services Group, Inc. (The) ...... 5,015 553,857
Loews Corp. ............................ 6,906 545,298
Markel Group, Inc.
(a)
....................... 317 488,817
Marsh & McLennan Companies, Inc. ............ 2,329 508,281
MetLife, Inc. ............................ 6,899 541,020
Principal Financial Group, Inc. ................ 6,248 514,835
Progressive Corp. (The) .................... 2,320 563,366
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 4,288 $ 525,194
Travelers Companies, Inc. (The) ............... 2,322 571,073
W R Berkley Corp. ........................ 9,891 565,468
Willis Towers Watson PLC ................... 2,036 615,259
13,838,301
a
Interactive Media & Services  — 0.8%
Alphabet, Inc., Class A ..................... 1,312 224,496
Alphabet, Inc., Class C, NVS ................. 1,137 196,349
Match Group, Inc.
(a)
....................... 18,039 649,945
Meta Platforms, Inc., Class A ................. 955 542,039
Pinterest, Inc., Class A
(a)
.................... 12,397 394,101
Snap, Inc., Class A, NVS
(a)
.................. 33,013 401,438
2,408,368
a
IT Services  — 2.2%
Accenture PLC, Class A .................... 1,571 541,712
Akamai Technologies, Inc.
(a)
.................. 5,609 566,958
Cloudflare, Inc., Class A
(a)
................... 6,936 608,356
Cognizant Technology Solutions Corp., Class A ..... 7,425 553,831
EPAM Systems, Inc.
(a)
...................... 2,795 527,277
Gartner, Inc.
(a)
........................... 1,136 570,840
GoDaddy, Inc., Class A
(a)
.................... 3,766 628,169
International Business Machines Corp. .......... 2,765 571,581
MongoDB, Inc., Class A
(a)
................... 1,409 380,994
Okta, Inc., Class A
(a)
....................... 5,188 372,965
Snowflake, Inc., Class A
(a)
................... 3,080 353,645
Twilio, Inc., Class A
(a)
...................... 8,866 715,043
VeriSign, Inc.
(a)
.......................... 3,018 533,703
6,925,074
a
Life Sciences Tools & Services  — 2.0%
Agilent Technologies, Inc. ................... 3,311 431,456
Avantor, Inc.
(a)
........................... 21,137 472,835
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,870 669,815
Bio-Techne Corp. ......................... 6,422 473,623
Charles River Laboratories International, Inc.
(a)
..... 2,410 430,378
Danaher Corp. .......................... 1,788 439,240
Illumina, Inc.
(a)
........................... 4,874 702,538
IQVIA Holdings, Inc.
(a)
...................... 2,210 454,862
Mettler-Toledo International, Inc.
(a)
............. 336 434,028
Revvity, Inc. ............................ 4,675 554,408
Thermo Fisher Scientific, Inc. ................. 803 438,695
Waters Corp.
(a)
.......................... 1,480 478,203
West Pharmaceutical Services, Inc. ............ 1,547 476,368
6,456,449
a
Machinery  — 3.3%
Caterpillar, Inc. .......................... 1,328 499,594
CNH Industrial N.V. ....................... 48,299 542,398
Cummins, Inc. ........................... 1,778 584,926
Deere & Co. ............................ 1,254 507,481
Dover Corp. ............................ 2,773 525,012
Fortive Corp. ............................ 6,692 478,010
Graco, Inc. ............................. 6,380 519,651
IDEX Corp. ............................. 2,426 520,717
Illinois Tool Works, Inc. ..................... 1,990 519,649
Ingersoll Rand, Inc.
(b)
...................... 5,327 511,392
Nordson Corp. ........................... 2,168 537,425
Otis Worldwide Corp. ...................... 5,177 508,381
PACCAR, Inc. ........................... 4,779 498,354
Parker-Hannifin Corp. ...................... 905 573,833
Pentair PLC ............................ 6,267 621,185
Snap-on, Inc. ........................... 1,913 631,539
Stanley Black & Decker, Inc. ................. 6,006 558,198

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Toro Co. (The) ........................... 6,260 $ 503,805
Westinghouse Air Brake Technologies Corp. ....... 3,013 566,384
Xylem, Inc. ............................. 3,522 428,909
10,636,843
a
Media  — 1.4%
Charter Communications, Inc., Class A
(a)(b)
........ 1,841 603,130
Comcast Corp., Class A .................... 12,271 535,875
Fox Corp., Class A, NVS .................... 10,406 437,052
Fox Corp., Class B ........................ 6,156 239,838
Interpublic Group of Companies, Inc. (The) ....... 16,961 498,653
News Corp., Class A, NVS .................. 20,013 545,354
Omnicom Group, Inc. ...................... 5,518 557,318
Paramount Global, Class B, NVS .............. 45,139 493,821
Trade Desk, Inc. (The), Class A
(a)
.............. 5,257 631,944
4,542,985
a
Metals & Mining  — 0.7%
Freeport-McMoRan, Inc. .................... 9,095 409,457
Newmont Corp. .......................... 11,383 517,243
Nucor Corp. ............................ 2,946 417,861
Reliance, Inc. ........................... 1,744 499,377
Steel Dynamics, Inc. ....................... 3,884 506,862
2,350,800
a
Mortgage REITs  — 0.2%
Annaly Capital Management, Inc. .............. 26,682 507,225
a
Multi-Utilities  — 1.8%
Ameren Corp. ........................... 6,993 609,160
CenterPoint Energy, Inc. .................... 17,178 507,266
CMS Energy Corp. ........................ 8,370 582,636
Consolidated Edison, Inc. ................... 5,310 539,921
Dominion Energy, Inc. ...................... 9,368 557,677
DTE Energy Co. ......................... 4,413 548,183
NiSource, Inc. ........................... 18,171 638,892
Public Service Enterprise Group, Inc. ........... 6,778 606,021
Sempra ............................... 6,422 535,402
WEC Energy Group, Inc. .................... 6,088 581,587
5,706,745
a
Office REITs  — 0.2%
BXP, Inc. .............................. 8,621 694,508
a
Oil, Gas & Consumable Fuels  — 3.9%
APA Corp. ............................. 17,422 411,159
Cheniere Energy, Inc. ...................... 3,179 608,397
Chevron Corp. ........................... 2,933 436,489
Chord Energy Corp. ....................... 2,981 372,923
ConocoPhillips .......................... 4,009 439,146
Coterra Energy, Inc. ....................... 18,721 447,806
Devon Energy Corp. ....................... 10,299 398,365
Diamondback Energy, Inc. ................... 2,601 459,779
EOG Resources, Inc. ...................... 3,830 467,107
EQT Corp. ............................. 12,731 465,191
Expand Energy Corp. ...................... 5,902 500,017
Exxon Mobil Corp. ........................ 3,895 454,858
Hess Corp. ............................. 3,260 438,405
HF Sinclair Corp. ......................... 9,423 363,822
Kinder Morgan, Inc., Class P ................. 25,623 628,020
Marathon Oil Corp. ........................ 20,107 556,964
Marathon Petroleum Corp. .................. 2,842 413,426
Occidental Petroleum Corp. .................. 7,904 396,069
ONEOK, Inc. ............................ 6,042 585,349
Ovintiv, Inc. ............................. 10,750 421,400
Phillips 66 .............................. 3,445 419,670
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ..................... 4,361 $ 728,112
Texas Pacific Land Corp. .................... 858 1,000,428
Valero Energy Corp. ....................... 3,076 399,142
Williams Companies, Inc. (The) ............... 12,007 628,807
12,440,851
a
Passenger Airlines  — 0.4%
Delta Air Lines, Inc. ....................... 9,791 560,241
Southwest Airlines Co. ..................... 18,820 575,516
1,135,757
a
Personal Care Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 3,805 262,317
Kenvue, Inc. ............................ 25,409 582,628
844,945
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 11,637 648,995
Catalent, Inc.
(a)
.......................... 9,771 572,581
Eli Lilly & Co. ........................... 565 468,803
Johnson & Johnson ....................... 3,071 490,930
Merck & Co., Inc. ......................... 3,575 365,794
Pfizer, Inc. ............................. 16,820 476,006
Royalty Pharma PLC, Class A ................ 19,639 530,253
Viatris, Inc. ............................. 48,543 563,099
Zoetis, Inc., Class A ....................... 2,850 509,523
4,625,984
a
Professional Services  — 2.2%
Automatic Data Processing, Inc. ............... 1,939 560,836
Booz Allen Hamilton Holding Corp., Class A ....... 3,381 614,193
Broadridge Financial Solutions, Inc. ............ 2,596 547,393
Dayforce, Inc.
(a)(b)
......................... 8,831 626,559
Equifax, Inc. ............................ 2,149 569,528
Jacobs Solutions, Inc. ...................... 3,790 532,798
Leidos Holdings, Inc. ...................... 3,463 634,283
Paychex, Inc. ........................... 4,002 557,599
Paycom Software, Inc. ..................... 2,992 625,418
SS&C Technologies Holdings, Inc. ............. 8,316 581,538
TransUnion ............................. 6,880 696,944
Verisk Analytics, Inc. ....................... 2,028 557,132
7,104,221
a
Real Estate Management & Development  — 0.6%
CBRE Group, Inc., Class A
(a)
................. 5,688 744,957
CoStar Group, Inc.
(a)
....................... 5,858 426,404
Zillow Group, Inc., Class C, NVS
(a)
............. 12,675 761,641
1,933,002
a
Residential REITs  — 1.7%
American Homes 4 Rent, Class A .............. 14,435 508,689
AvalonBay Communities, Inc. ................ 2,597 575,521
Camden Property Trust ..................... 5,056 585,434
Equity LifeStyle Properties, Inc. ............... 8,243 577,999
Equity Residential ........................ 7,727 543,749
Essex Property Trust, Inc. ................... 1,993 565,733
Invitation Homes, Inc. ...................... 14,805 465,025
Mid-America Apartment Communities, Inc. ........ 3,855 583,416
Sun Communities, Inc. ..................... 4,309 571,718
UDR, Inc. .............................. 13,376 564,334
5,541,618
a
Retail REITs  — 0.8%
Kimco Realty Corp. ....................... 27,933 662,571
Realty Income Corp. ....................... 9,156 543,592
Regency Centers Corp. .................... 8,883 634,601

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Simon Property Group, Inc. .................. 3,398 $ 574,670
2,415,434
a
Semiconductors & Semiconductor Equipment  — 3.1%
Advanced Micro Devices, Inc.
(a)
............... 2,860 412,040
Analog Devices, Inc. ....................... 2,253 502,667
Applied Materials, Inc. ..................... 2,174 394,755
Broadcom, Inc. .......................... 3,238 549,715
Enphase Energy, Inc.
(a)
..................... 4,740 393,610
Entegris, Inc. ............................ 4,002 419,050
First Solar, Inc.
(a)
......................... 2,459 478,226
Intel Corp. ............................. 15,232 327,793
KLA Corp. .............................. 637 424,389
Lam Research Corp. ...................... 5,023 373,460
Marvell Technology, Inc. .................... 6,794 544,267
Microchip Technology, Inc. ................... 5,245 384,826
Micron Technology, Inc. ..................... 3,785 377,175
Monolithic Power Systems, Inc. ............... 671 509,490
NVIDIA Corp. ........................... 4,561 605,518
NXP Semiconductors NV ................... 1,794 420,693
ON Semiconductor Corp.
(a)
.................. 7,039 496,179
Qorvo, Inc.
(a)
............................ 5,475 390,149
QUALCOMM, Inc. ........................ 2,363 384,626
Skyworks Solutions, Inc. .................... 5,721 501,045
Teradyne, Inc. ........................... 3,740 397,225
Texas Instruments, Inc. ..................... 2,396 486,771
9,773,669
a
Software  — 6.0%
Adobe, Inc.
(a)
............................ 983 469,953
ANSYS, Inc.
(a)
........................... 1,575 504,646
AppLovin Corp., Class A
(a)
................... 6,118 1,036,328
Aspen Technology, Inc.
(a)
.................... 2,391 561,239
Atlassian Corp., Class A
(a)
................... 2,826 532,814
Autodesk, Inc.
(a)
.......................... 2,290 649,902
Bentley Systems, Inc., Class B ................ 9,339 450,700
Cadence Design Systems, Inc.
(a)
.............. 1,714 473,270
Crowdstrike Holdings, Inc., Class A
(a)
............ 1,410 418,587
Datadog, Inc., Class A
(a)(b)
................... 4,139 519,196
DocuSign, Inc.
(a)(b)
........................ 8,850 614,013
Dynatrace, Inc.
(a)
......................... 10,978 590,616
Fair Isaac Corp.
(a)
......................... 369 735,458
Fortinet, Inc.
(a)
........................... 8,201 645,091
Gen Digital, Inc. .......................... 20,965 610,291
HubSpot, Inc.
(a)
.......................... 839 465,469
Intuit, Inc. .............................. 713 435,144
Manhattan Associates, Inc.
(a)
................. 2,343 617,052
Microsoft Corp. .......................... 1,004 407,975
MicroStrategy, Inc., Class A
(a)(b)
................ 3,101 758,195
Oracle Corp. ............................ 3,735 626,882
Palantir Technologies, Inc., Class A
(a)
........... 23,669 983,684
Palo Alto Networks, Inc.
(a)(b)
.................. 1,558 561,394
PTC, Inc.
(a)
............................. 2,850 528,190
Roper Technologies, Inc. .................... 924 496,863
Salesforce, Inc. .......................... 1,657 482,800
Samsara, Inc., Class A
(a)
.................... 12,662 605,117
ServiceNow, Inc.
(a)
........................ 619 577,521
Synopsys, Inc.
(a)
......................... 861 442,218
Tyler Technologies, Inc.
(a)
................... 1,049 635,264
Workday, Inc., Class A
(a)
.................... 1,919 448,758
Zoom Video Communications, Inc., Class A
(a)
...... 8,189 612,046
Zscaler, Inc.
(a)
........................... 2,898 523,929
19,020,605
a
Security Shares Value
a
Specialized REITs  — 2.0%
American Tower Corp. ..................... 2,525 $ 539,189
Crown Castle, Inc. ........................ 5,009 538,417
Digital Realty Trust, Inc. .................... 3,495 622,914
Equinix, Inc. ............................ 623 565,734
Extra Space Storage, Inc. ................... 3,509 573,020
Gaming and Leisure Properties, Inc. ............ 11,473 575,830
Iron Mountain, Inc. ........................ 6,243 772,446
Public Storage ........................... 1,778 585,069
SBA Communications Corp., Class A ............ 2,620 601,211
VICI Properties, Inc. ....................... 16,979 539,253
Weyerhaeuser Co. ........................ 16,714 520,808
6,433,891
a
Specialty Retail  — 2.4%
AutoZone, Inc.
(a)
......................... 178 535,602
Bath & Body Works, Inc. .................... 10,629 301,651
Best Buy Co., Inc. ........................ 7,242 654,894
Burlington Stores, Inc.
(a)
.................... 2,801 694,004
CarMax, Inc.
(a)(b)
.......................... 7,417 536,842
Dick's Sporting Goods, Inc. .................. 2,791 546,338
Home Depot, Inc. (The) .................... 1,390 547,313
Lowe's Companies, Inc. .................... 2,154 563,982
O'Reilly Automotive, Inc.
(a)
................... 502 578,876
Ross Stores, Inc. ......................... 3,823 534,150
TJX Companies, Inc. (The) .................. 4,975 562,324
Tractor Supply Co. ........................ 1,787 474,466
Ulta Beauty, Inc.
(a)
........................ 1,373 506,610
Williams-Sonoma, Inc. ..................... 3,313 444,373
7,481,425
a
Technology Hardware, Storage & Peripherals  — 1.3%
Apple, Inc. ............................. 2,245 507,168
Dell Technologies, Inc., Class C ............... 3,322 410,699
Hewlett Packard Enterprise Co. ............... 29,214 569,381
HP, Inc. ............................... 15,694 557,451
NetApp, Inc. ............................ 4,586 528,812
Pure Storage, Inc., Class A
(a)
................. 8,708 435,835
Seagate Technology Holdings PLC ............. 5,580 560,065
Super Micro Computer, Inc.
(a)(b)
................ 5,531 161,007
Western Digital Corp.
(a)
..................... 6,990 456,517
4,186,935
a
Textiles, Apparel & Luxury Goods  — 0.4%
Deckers Outdoor Corp.
(a)
.................... 3,465 557,484
Lululemon Athletica, Inc.
(a)
................... 1,570 467,703
Nike, Inc., Class B ........................ 5,191 400,382
1,425,569
a
Tobacco  — 0.4%
Altria Group, Inc. ......................... 10,664 580,761
Philip Morris International, Inc. ................ 4,788 635,368
1,216,129
a
Trading Companies & Distributors  — 0.9%
Fastenal Co. ............................ 7,673 599,875
Ferguson Enterprises, Inc. ................... 2,405 473,160
United Rentals, Inc. ....................... 724 588,467
Watsco, Inc. ............................ 1,076 508,959
WW Grainger, Inc. ........................ 524 581,236
2,751,697
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 3,837 529,928
Essential Utilities, Inc. ...................... 13,598 524,883
1,054,811
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc. ........................ 2,902 $ 647,610
a
Total Long-Term Investments — 99.7%
(Cost: $287,926,014) ................................ 316,076,452
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 5,571,707 $ 5,575,607
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(c)(d)
............................ 883,543 883,543
a
Total Short-Term Securities — 2.0%
(Cost: $6,452,268) .................................. 6,459,150
Total Investments — 101.7%
(Cost: $294,378,282) ................................ 322,535,602
Liabilities in Excess of Other Assets — (1.7)% ............... (5,372,573)
Net Assets — 100.0% ................................. $ 317,163,029
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,917,831  $ —  $ (1,344,320)
(a)
$ 1,678  $ 418  $ 5,575,607  5,571,707  $ 3,868
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 382,418  501,125
(a)
—  —  —  883,543  883,543  8,554  —
BlackRock, Inc. .. 534,665  6,312  (13,776) 3,763  60,597  591,561  603  3,147  —
$ 5,441  $ 61,015
$ 7,050,711
$ 15,569  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 2 12/20/24 $ 574 $ (752)
E-Mini S&P MidCap 400 Index ............................................................ 1 12/20/24 311 4,737
$ 3,985

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
MSCI USA Size Factor ETF

Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 316,076,452 $ — $ — $ 316,076,452
Short-Term Securities
Money Market Funds ...................................... 6,459,150 — — 6,459,150
$ 322,535,602 $ — $ — $ 322,535,602
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,737 $ — $ — $ 4,737
Liabilities
Equity Contracts ........................................... (752) — — (752)
$ 3,985 $ — $ — $ 3,985
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)